Stockholders' Deficit (Details) - USD ($)		12 Months Ended
	Aug. 23, 2024	Dec. 31, 2024	Dec. 31, 2023
Stockholders’ Deficit [Line Items]
Preferred stock, shares authorized		1,000,000	1,000,000
Preferred stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Least percentage		20.00%
Terminate date		5 years
Preferred shares outstanding
Aggregate shares		1,063,698
Shares issued		361,858
RET legacy shares		1,232
Redemption price (in Dollars)		$ 11.41
Granted options	716,946
Options expire	10 years
Stock Options exercise price (in Dollars per share)	$ 2.06
Stock-based compensation expenses (in Dollars)		$ 2,800,000
Holdco [Member]
Stockholders’ Deficit [Line Items]
Shares issued		5,279,664
RWT [Member]
Stockholders’ Deficit [Line Items]
Shares issued		250
RET legacy shares		1,232
Granted options	1,433,892
Class A Common Stock [Member]
Stockholders’ Deficit [Line Items]
Common stock, shares authorized		30,000,000	30,000,000
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Aggregate shares		723,414
Shares issued		806,250
Common stock, shares issued		7,528,761	1,766,554
Common stock, shares outstanding		7,528,761	1,766,554
Granted options		606,972
Class B Common Stock [Member]
Stockholders’ Deficit [Line Items]
Common stock, shares authorized		1,000,000	1,000,000
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Common stock, shares issued		57,752	0
Common stock, shares outstanding		57,752	0
Holdco Class A Common Stock [Member]
Stockholders’ Deficit [Line Items]
Vote per share		one
Aggregate shares		3,750,000
Shares issued		2,125,539
Convertible exchange ratio		1,434
Issued shares		5,000
Redemption price (in Dollars)		$ 57,000
Holdco Class A Common Stock [Member] | RWT [Member]
Stockholders’ Deficit [Line Items]
Shares issued		2,125,539
Holdco Class B Common Stock [Member]
Stockholders’ Deficit [Line Items]
Vote per share		fifteen
Least percentage		20.00%
Shares issued		57,752
Coliseum public shares [Member]
Stockholders’ Deficit [Line Items]
Aggregate shares		723,414
Coliseum private placement [Member]
Stockholders’ Deficit [Line Items]
Shares issued		3,750,000
Coliseum private placement [Member] | Holdco Class A Common Stock [Member]
Stockholders’ Deficit [Line Items]
Shares issued		806,250